SCHEDULE OF REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	Jul. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Oil and gas properties - not subject to amortization	$ 9,045,333	$ 5,836,232	$ 5,583,720	$ 5,583,720
Oil and gas properties - not subject to amortization	(9,045,333)	(5,836,232)	(5,583,720)	(5,583,720)
Advance to operators	$ 494,950	$ 1,900,000	1,900,000	1,900,000
Previously Reported [Member]
Oil and gas properties - not subject to amortization			7,483,720	7,483,720
Oil and gas properties - not subject to amortization			(7,483,720)	(7,483,720)
Advance to operators
Revision of Prior Period, Adjustment [Member]
Oil and gas properties - not subject to amortization			1,900,000	1,900,000
Oil and gas properties - not subject to amortization			(1,900,000)	(1,900,000)
Advance to operators			$ 1,900,000	$ 1,900,000